DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)				3 Months Ended	4 Months Ended	5 Months Ended
	Nov. 09, 2020 USD ($) $ / shares shares	Oct. 27, 2020 USD ($) $ / shares shares	Oct. 14, 2020	Mar. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares						21,525,000
Proceeds from sale of Private Placement Warrants						$ 6,805,000
Deferred underwriting fee payable					$ 7,533,750	7,533,750
Allocation of IPO costs to warrant liabilities					720,885	720,885
Cash held outside the Trust Account					$ 1,061,717	1,061,717
Condition For Future Business Combination Number Of Businesses Minimum			1	1
Payments for investment of cash in Trust Account						215,250,000
Operating bank accounts						1,061,717
Securities held in Trust Account						215,275,732
working capital						$ 1,732,364
Class A common stock
Subsidiary, Sale of Stock [Line Items]
Shares Issued, Price Per Share | $ / shares				$ 10.00
Share Price | $ / shares				9.20
Public Warrants | Class A common stock
Subsidiary, Sale of Stock [Line Items]
Share Price | $ / shares				9.20	$ 9.20	$ 9.20
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares	21,525,000	200,000,000				3,000,000
Shares Issued, Price Per Share | $ / shares	$ 10.00			$ 10.00
Share Price | $ / shares	$ 10.00
Transaction Costs	$ 12,363,821
Underwriting fees	4,305,000
Deferred underwriting fee payable	7,533,750
Other offering costs	525,071
Allocation of IPO costs to warrant liabilities	$ 720,885
Obligation to redeem public shares if entity does not complete a business combination (as a percent)		100.00%				100.00%
Threshold minimum aggregate fair market value as a percentage of the net assets held in the Trust Account						80.00%
Threshold percentage of public shares subject to redemption without companys prior written consent				15.00%		15.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination						50.00%
Minimum net tangible assets upon consummation of business combination				$ 5,000,001	$ 5,000,001	$ 5,000,001
Threshold business days for redemption of public shares				10 days		10 days
Obligation to redeem public shares if entity does not complete a business combination (as a percent)		100.00%				100.00%
Maximum net interest to pay dissolution expenses						$ 100,000
Initial Public Offering | Class A common stock
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares		20,000,000
Share Price | $ / shares		$ 10.00
Proceeds from issuance initial public offering		$ 200,000,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares		4,333,333
Price of warrant | $ / shares	$ 1.50	$ 1.50
Proceeds from sale of Private Placement Warrants	$ 15,555,000	$ 6,500,000
Additional units sold of shares | shares	203,334
Investment Of Proceeds In Trust Account	$ 15,250,000
Aggregate proceeds held in the Trust Account	$ 215,250,000
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares		4,333,333
Price of warrant | $ / shares	$ 1.50	$ 1.50
Proceeds from sale of Private Placement Warrants	$ 305,000
Additional units sold of shares | shares	203,334
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares	1,525,000
Share Price | $ / shares	$ 10.00
Over-allotment | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares		6,500,000